united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX

Class C – CPQCX

Class I – CPQIX

Counterpoint Tactical Municipal Fund

Class A – TMNAX

Class C – TMNCX

Class I – TMNIX

Annual Report

September 30, 2020

1-844-273-8637

www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.counterpointmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Annual Letter to Shareholders

Dear Shareholder,

The following are the Counterpoint Fund family returns for the fiscal year ended September 30, 2020:

	Tactical Income Fund	Tactical Equity Fund	Long-Short Equity Fund	Tactical Municipal Fund

Share class and Ticker	Institutional (CPITX)	Institutional (CPIEX)	Institutional (CPQIX)	Institutional (TMNIX)
Class I Return	4.83%	-18.07%	-11.47%	3.60%
Benchmark Name	Bloomberg Barclays U.S. Aggregate Bond Index	50% S&P 500 Index and 50% ICE BofA Merrill Lynch 3- Month U.S. Treasury Bill Index	50% S&P 500 Index and 50% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	Bloomberg Barclays Municipal Bond Index
Benchmark Return	6.98%	8.63%	8.63%	4.09%

Performance Discussion

We believe the Counterpoint Tactical Income Fund navigated the first stage of the Covid-19 crisis with success relative to many of its fixed income peers. The Fund has done this while keeping its drawdown to less than 5% (well under, at approximately 2.69%). The strategy has continued to show a propensity for managing downside risk in turbulent market environments.

The Counterpoint Tactical Income Fund spent the large majority of its sixth fiscal year invested in high yield corporate bonds. It switched to short-term U.S. treasury exposure from the beginning of March 2020 to the end of May 2020, avoiding much of the downside volatility during the initial Covid-19 correction.

Over the entirety of the fiscal year, the Counterpoint Tactical Income Fund lagged the Bloomberg Barclays U.S. Aggregate Bond Index by 2.15%. The Fund’s underperformance owes largely to the fact that interest rates plummeted towards the zero-rate bound amid the pandemic, benefiting the benchmark significantly. Despite this underperformance, the Fund exhibited less downside risk and drawdown for the period relative to the benchmark.

The Counterpoint Tactical Municipal Fund traded a similar signal to exit high yield municipal bonds and instead invest in municipal money markets from early March 2020 to mid-June 2020. Otherwise, the Fund has been invested in high yield municipal bonds. Falling interest rates granted positive return performance to both the Counterpoint Tactical Municipal Fund and its benchmark, the Bloomberg Barclays Municipal Bond Index, but a look at the details reveals a different story of price risk. The Covid-19 crisis stressed the benchmark index, causing it to drop 10.94% in March. Meanwhile, the Counterpoint Tactical Municipal Fund exhibited a temporary drawdown of less than one-third that amount, or 3.10%. Over the period, the Fund’s benchmark outperformed by 0.49%. Again, on a risk-adjusted basis, we believe tactical trend strategies in fixed income have continued to show notable performance in meeting their objective seeking to help stabilize client portfolios.

As the U.S. stock market experienced two-way volatility, the Counterpoint Tactical Equity Fund responded to downward market movements and reduced beta towards zero from March 2020 to the end of May 2020. The moving average signals the Fund utilized proved to be effective at reducing realized volatility, but ultimately the strategy missed on the bulk of the ensuing recovery. While unfortunate, many strategies that trend-follow stock indices can be susceptible to bouts of underperformance when markets rebound sharply after signals are executed. This is often considered a necessary tradeoff to seek the avoidance of drawdowns from more prolonged bear market scenarios.

The Counterpoint Tactical Equity and Counterpoint Long-Short Equity Funds’ shared underlying multi-factor market neutral strategy has delivered disappointing short-term results. In the context of a continued difficult environment for market neutral multi-factor strategies, we believe the performance is in-line with peers given Counterpoint’s increased relative exposure to smaller capitalization companies where more variance of mispricing can exist.

Performance suffered as value-driven measures fell significantly while other factor exposures (i.e. momentum, low volatility, quality, and sentiment) did not pick up the slack to offset such a fall. Often, momentum and value exhibit substantial enough negative correlation for short-term adverse returns in one factor category to be sufficiently offset by the other factor category. For this year, that did not happen.

For context, over the same return period the J.P. Morgan Equity Risk Premium Global Balanced Multi-Factor Long-Short Index lost 18.24% in value. This index isolates the performance of a multi-factor market-neutral investing strategy, unlike the Counterpoint Tactical Equity Fund and Counterpoint Long-Short Equity Fund benchmarks, which also account for additional exposure to their respective S&P overlays. The Funds’ market neutral component dragged returns of both Funds by approximately 18.40% over the period.

Central bank and fiscal stimulus measures have helped drive relative valuations between expensive and cheap stocks to historical record levels. We believe this may provide an opportunity for investors who exhibit patience with the strategy.

The Covid-19 crisis has catalyzed fast, immediate, and sometimes permanent impairments to asset values in the form of double-digit percentage losses. We feel this serves as a reminder why portfolios can benefit from strategies that offer risk management, diversification, and other risk premia with positive expected returns. As always, we continue to execute portfolio decisions based on quantitative discipline that we believe will deliver reasonable returns while effectively managing downside risk. We are confident that over time pursuit of our strategies will enable investors to better weather the inevitable occasional bad times and stick to their overall investing plans with more discipline.

Sincerely,

Michael Krause, CFA and Joseph Engelberg, Ph.D.

Portfolio Managers

8152-NLD-11/13/2020

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

The Fund’s performance figures* for the periods ended September 30, 2020, as compared to its benchmark:

		Annualized	Annualized
	One Year	Five Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	4.47%	5.29%	4.92%
Counterpoint Tactical Income Fund - Class A with Load	(0.24)%	4.32%	4.10%
Counterpoint Tactical Income Fund - Class C	3.73%	4.52%	4.18%
Counterpoint Tactical Income Fund - Class I	4.83%	5.56%	5.18%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	6.98%	4.18%	3.84%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.35%, 3.10% and 2.10% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2020

Holdings by Asset Type	% of Net Assets
Open End Funds	82.2%
Exchange Traded Fund	15.1%
Short-Term Investment - Money Market Fund	1.2%
Short-Term Investment - Collateral For Securities Loaned	0.7%
Other Assets In Excess Of Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

The Fund’s performance figures* for the periods ended September 30, 2020, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(18.25)%	(5.73)%
Counterpoint Tactical Equity Fund - Class A with Load	(22.96)%	(6.88)%
Counterpoint Tactical Equity Fund - Class C	(18.90)%	(6.44)%
Counterpoint Tactical Equity Fund - Class I	(18.07)%	(5.49)%
S&P 500 Total Return Index (b)	15.15%	12.69%
S&P Mid-Cap 400 Total Return Index (c)	(2.16)%	6.88%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (d)	1.10%	1.24%
Counterpoint Tactical Equity Fund Blended Index (e)	8.63%	7.12%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.40%, 3.15% and 2.15% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2020

Holdings by Asset Type	% of Net Assets
Common Stock	50.3%
U.S. Government Obligations	33.9%
Exchanged Traded Fund	11.0%
Short-Term Investment - Money Market Fund	5.6%
Short-Term Investment - Collateral For Securities Loaned	0.4%
Liabilities In Excess Of Other Assets	(1.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

The Fund’s performance figures* for the period ended September 30, 2020, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	(11.65)%	(5.54)%
Counterpoint Long-Short Equity Fund - Class A with Load	(16.75)%	(7.40)%
Counterpoint Long-Short Equity Fund - Class C	(12.44)%	(5.12)%
Counterpoint Long-Short Equity Fund - Class I	(11.47)%	(5.31)%
S&P 500 Total Return Index (b)	15.15%	12.05%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	1.10%	1.69%
Counterpoint Long-Short Equity Fund Blended Index (d)	8.63%	7.18%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.64%, 3.39% and 2.39% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Long-Short Equity Fund Blended Index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2020

Holdings by Asset Type	% of Net Assets
Common Stock	50.7%
U.S. Government Obligations	33.6%
Short-Term Investment - Money Market Funds	7.9%
Short-Term Investment - Collateral For Securities Loaned	0.4%
Exchange Traded Fund - Equity Fund	5.5%
Other Assets In Excess Of Liabilities	1.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

The Fund’s performance figures* for the periods ended September 30, 2020, as compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	3.37%	4.87%
Counterpoint Tactical Municipal Fund - Class A with Load	(1.25)%	2.80%
Counterpoint Tactical Municipal Fund - Class C	2.54%	4.06%
Counterpoint Tactical Municipal Fund - Class I	3.60%	5.11%
Bloomberg Barclays U.S Municipal Bond Index (b)	4.09%	5.45%

Comparision of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2020 are 2.50%, 3.25% and 2.25% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Fund, at least until January 31, 2021 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2020

Holdings by Asset Type	% of Net Assets
Open End Funds	99.5%
Short-Term Investments - Money Market Funds	0.3%
Other Assets In Excess Of Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUND - 15.1%
1,929,485	iShares Broad USD High Yield Corporate Bond ETF +	$76,156,773
	TOTAL EXCHANGE TRADED FUND (Cost - $75,206,215)

	OPEN END FUNDS - 82.2%
31,424,581	BlackRock High Yield Bond Portfolio Institutional Class	233,170,391
4,569,332	PGIM High Yield Fund Class Z	24,308,845
11,267,471	TIAA-CREF High Yield Fund Institutional Class	103,773,408
6,125,237	Transamerica High Yield Bond Class I	52,860,797
	TOTAL OPEN END FUNDS (Cost - $401,649,436)	414,113,441

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.2%
6,387,929	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Institutional Class, 0.02% *	6,387,929
	TOTAL MONEY MARKET FUND (Cost - $6,387,929)

	COLLATERAL FOR SECURITIES LOANED - 0.7%
3,271,960	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 0.03% * #	3,271,960
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,271,960)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $9,659,889)	9,659,889

	TOTAL INVESTMENTS - 99.2% (Cost - $486,515,540)	$499,930,103
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	4,108,150
	NET ASSETS - 100.0%	$504,038,253

+	All or a portion of this security is on loan. The market value of loaned securities is $3,212,858.

#	Security was purchased with cash received as collateral for securities on loan at September 30, 2020. Total collateral had a value of $3,271,960 at September 30, 2020.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

CREDIT DEFAULT SWAP - SELL PROTECTION
			Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Fixed Rate Paid	Date	Amount	Value	Paid (Received)	Appreciation ^
CDX North American High Yield Index
Version 1, Series 35 **	Wells Fargo	5.00%	10/20/2025	$15,000,000	$640,993	$615,854	$25,139

**	The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=762ae913efac46259ad73281340c515c

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2020

Shares		Fair Value
	COMMON STOCK - 50.3%
	ADVERTISING & MARKETING - 0.4%
2,588	QuinStreet, Inc. *	$40,994

	APPAREL & TEXTILE PRODUCTS - 0.3%
409	Crocs, Inc. *	17,477
78	Deckers Outdoor Corp. *	17,161
		34,638
	ASSET MANAGEMENT - 1.0%
1,708	Blucora, Inc. *	16,089
717	Freedom Holding Corp. *	17,186
458	LPL Financial Holdings, Inc.	35,115
1,939	ODP Corp.	37,714
		106,104
	AUTOMOTIVE - 1.2%
5,557	American Axle & Manufacturing Holdings, Inc.	32,064
564	Cooper Tire & Rubber Co.	17,879
713	General Motors Co.	21,098
4,186	Tata Motors Ltd. - ADR *	38,051
715	XPEL, Inc. *	18,647
		127,739
	BANKING - 0.2%
646	Flagstar Bancorp, Inc.	19,141

	BEVERAGES - 0.2%
216	Monster Beverage Corp. *	17,323

	CHEMICALS - 0.7%
753	Koppers Holdings, Inc. *	15,745
1,132	Mosaic Co.	20,682
11,440	Rayonier Advanced Materials, Inc. *	36,608
		73,035
	COMMERCIAL SUPPORT SERVICES - 0.7%
801	Collectors Universe, Inc.	39,641
1,066	Kforce, Inc.	34,293
		73,934
	CONSTRUCTION MATERIALS - 0.4%
291	Owens Corning	20,024
192	Simpson Manufacturing Co., Inc.	18,655
		38,679
	CONSUMER SERVICES - 0.8%
303	Aaron’s, Inc.	17,165
224	Medifast, Inc.	36,837
1,179	Rent-A-Center, Inc.	35,240
		89,242
	E-COMMERCE DISCRETIONARY - 1.2%
676	1-800-Flowers.com, Inc. *	16,859
5	Amazon.com, Inc. *	15,744
142	Etsy, Inc. *	17,271
696	Farfetch Ltd. *	17,511
547	JD.com, Inc. - ADR *	42,453
1,022	Revolve Group, Inc. *	16,791
		126,629
	ELECTRIC UTILITIES - 0.3%
559	NRG Energy, Inc.	17,184
957	Vistra Corp.	18,049
		35,233
	ELECTRICAL EQUIPMENT - 1.4%
1,218	API Group Corp. *	17,332
1,230	Carrier Global Corp.	37,564
204	Generac Holdings, Inc. *	39,503
277	Otis Worldwide Corp.	17,290
84	Rockwell Automation, Inc.	18,537
355	Trimble, Inc. *	17,289
		147,515
	ENGINEERING & CONSTRUCTION - 1.5%
504	AECOM *	21,087
368	Comfort Systems USA, Inc.	18,956
1,675	Fluor Corp.	14,757
396	Installed Building Products, Inc. *	40,293
1,991	Primoris Services Corp.	35,918
3,000	Tutor Perini Corp. *	33,390
		164,401
	ENTERTAINMENT CONTENT - 0.1%
37	NetEase, Inc. - ADR	16,823

	FOOD - 0.5%
598	Darling Ingredients, Inc. *	21,546
416	Herbalife Nutrition Ltd. *	19,406
1,018	Utz Brands, Inc.	18,222
		59,174
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
9,922	Resolute Forest Products, Inc. *	44,451
274	Trex Co, Inc. *	19,618
622	UFP Industries, Inc.	35,149
		99,218
	HOME & OFFICE PRODUCTS - 0.5%
2,827	ACCO Brands Corp.	16,397
1,154	Newell Brands, Inc.	19,803
192	Tempur Sealy International, Inc. *	17,124
		53,324

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 50.3%
	HEALTHCARE-PRODUCTS - 3.4%
3,064	Beazer Homes USA, Inc. *	$40,445
972	Century Communities, Inc. *	41,145
4,417	Cornerstone Building Brands, Inc. *	35,248
512	DR Horton, Inc.	38,723
2,399	Green Brick Partners, Inc. *	38,624
904	Griffon Corp.	17,664
219	Lennar Corp.	17,888
453	M/I Homes, Inc. *	20,861
305	Masco Corp.	16,815
360	Meritage Homes Corp. *	39,740
815	PulteGroup, Inc.	37,726
1,122	TRI Pointe Group, Inc. *	20,353
		365,232
	HOUSEHOLD PRODUCTS - 0.3%
749	Nu Skin Enterprises, Inc.	37,517

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
267	Gibraltar Industries, Inc. *	17,392

	INDUSTRIAL SUPPORT SERVICES - 0.2%
431	Triton International Ltd.	17,529

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
1,158	Cowen, Inc.	18,841
86	Goldman Sachs Group, Inc.	17,283
170	Intercontinental Exchange, Inc.	17,008
354	Morgan Stanley	17,116
290	Nasdaq, Inc.	35,586
624	PJT Partners, Inc.	37,821
733	Virtu Financial, Inc.	16,866
		160,521
	INSURANCE - 4.0%
527	Aflac, Inc.	19,156
391	Allstate Corp.	36,809
295	AMERISAFE, Inc.	16,921
548	Athene Holding Ltd. *	18,676
386	Brown & Brown, Inc.	17,474
1,158	Employers Holdings, Inc.	35,029
923	Equitable Holdings, Inc.	16,836
83	Erie Indemnity Co.	17,453
185	Hanover Insurance Group, Inc.	17,238
1,471	Heritage Insurance Holdings, Inc.	14,887
253	Kemper Corp.	16,908
962	MetLife, Inc.	35,758
1,164	Old Republic International Corp.	17,157
171	Palomar Holdings, Inc. *	17,825
150	Primerica, Inc.	16,971
405	Progressive Corp.	38,341
568	Trupanion, Inc. *	44,815
383	Voya Financial, Inc.	18,357
314	W R Berkley Corp.	19,201
		435,812
	INTERNET MEDIA & SERVICES - 2.0%
1,527	ANGI Homeservices, Inc. * +	16,942
191	Autohome, Inc. - ADR	18,336
3,579	Endurance International Group Holdings, Inc. *	20,543
143	Facebook, Inc. *	37,452
232	GoDaddy, Inc. *	17,625
148	Match Group, Inc. *	16,376
395	TechTarget, Inc. *	17,364
7,412	TrueCar, Inc. *	37,060
332	Yandex NV *	21,663
170	Zillow Group, Inc. *	17,270
		220,631
	LEISURE FACILITIES & SERVICES - 0.5%
4,085	Arcos Dorados Holdings, Inc.	16,749
731	Boyd Gaming Corp.	22,434
211	Jack in the Box, Inc.	16,734
		55,917
	LEISURE TIME - 1.5%
595	Brunswick Corp.	35,051
1,211	Camping World Holdings, Inc.	36,027
182	Polaris, Inc.	17,170
1,804	Vista Outdoor, Inc. *	36,405
781	YETI Holdings, Inc. *	35,395
		160,048
	MACHINERY - 0.7%
951	China Yuchai International Ltd.	17,118
77	Deere & Co.	17,066
344	Graco, Inc.	21,104
5,802	Titan International, Inc.	16,768
		72,056
	METALS & MINING - 0.8%
1,355	Alcoa Corp. *	15,759
6,016	Alliance Resource Partners LP	16,664
3,451	Hecla Mining Co.	17,531
10,795	SunCoke Energy, Inc.	36,919
		86,873

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 50.3%
	OIL & GAS PRODUCERS - 2.2%
952	Cabot Oil & Gas Corp.	$16,527
3,869	Cenovus Energy, Inc.	15,050
451	Chevron Corp.	32,472
385	Concho Resources, Inc.	16,986
484	ConocoPhillips	15,895
1,194	Equinor ASA - ADR	16,788
940	Exxon Mobil Corp.	32,270
525	Marathon Petroleum Corp.	15,404
1,024	MPLX LP	16,118
311	Phillips 66	16,122
705	Sunoco LP	17,195
1,038	Targa Resources Corp.	14,563
781	World Fuel Services Corp.	16,549
		241,939
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
3,921	Exterran Corp. *	16,311
3,648	MRC Global, Inc. *	15,613
995	Schlumberger NV	15,482
5,524	US Silica Holdings, Inc.	16,572
		63,978
	PUBLISHING & BROADCASTING - 0.2%
45	Liberty Media Corp-Liberty SiriusXM *	1,489
1,834	Tribune Publishing Co.	21,384
		22,873
	REAL ESTATE SERVICES - 0.1%
1,814	Realogy Holdings Corp. *	17,124

	RENEWABLE ENERGY - 0.3%
1,151	Green Plains, Inc. *	17,817
611	TPI Composites, Inc. *	17,695
		35,512
	RETAIL - CONSUMER STAPLES - 0.3%
1,341	Albertsons Cos., Inc. *	18,573
481	Walgreens Boots Alliance, Inc.	17,278
		35,851
	RETAIL - DISCRETIONARY - 4.2%
179	Asbury Automotive Group, Inc. *	17,444
344	Best Buy Co., Inc.	38,284
880	BlueLinx Holdings, Inc. *	18,946
4,465	Caleres, Inc.	42,685
181	CarMax, Inc. *	16,636
298	Dick’s Sporting Goods, Inc.	17,248
1,374	Duluth Holdings, Inc. *	16,790
1,197	Foot Locker, Inc.	39,537
209	Group 1 Automotive, Inc.	18,474
63	Home Depot, Inc.	17,496
76	Lithia Motors, Inc.	17,323
106	Lowe’s Cos., Inc.	17,581
1,292	MarineMax, Inc. *	33,166
1,841	Michaels Cos., Inc. *	17,775
416	Penske Automotive Group, Inc.	19,827
4,218	Qurate Retail, Inc.	30,285
187	Ross Stores, Inc.	17,451
501	Shoe Carnival, Inc.	16,824
1,215	Sportsman’s Warehouse Holdings, Inc. *	17,387
310	TJX Cos, Inc.	17,251
		448,410
	SEMICONDUCTORS - 2.3%
290	Applied Materials, Inc.	17,240
1,066	Cohu, Inc.	18,314
690	FormFactor, Inc. *	17,202
5,063	Himax Technologies, Inc. - ADR *	18,024
807	Kulicke & Soffa Industries, Inc.	18,077
748	MaxLinear, Inc. *	17,384
157	MKS Instruments, Inc.	17,149
70	Monolithic Power Systems, Inc.	19,573
310	Semtech Corp. *	16,418
219	Teradyne, Inc.	17,402
1,504	Ultra Clean Holdings, Inc. *	32,276
2,239	Vishay Intertechnology, Inc.	34,861
		243,920
	SOFTWARE - 1.6%
75	Autodesk, Inc.*	17,326
1,232	Avaya Holdings Corp. *	18,726
176	Bill.com Holdings, Inc. *	17,655
925	Calix, Inc. *	16,446
333	Cerence, Inc. *	16,274
1,311	eGain Corp. *	18,577
183	Manhattan Associates, Inc. *	17,475
468	Progress Software Corp.	17,166
584	Sapiens International Corp NV	17,859
125	Zscaler, Inc. *	17,586
		175,090
	SPECIALTY FINANCE - 1.5%
2,061	Cherry Hill Mortgage Investment Corp.	18,508
385	First American Financial Corp.	19,600
1,840	Mr Cooper Group, Inc. *	41,069
702	PennyMac Financial Services, Inc.	40,800
887	Stewart Information Services Corp.	38,789
		158,766

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares					Fair Value
	COMMON STOCK (Continued) - 50.3%
	TECHNOLOGY HARDWARE - 3.0%
477	Arrow Electronics, Inc. *				$37,521
659	Avnet, Inc.				17,029
2,203	CalAmp Corp. *				15,840
2,339	Celestica, Inc. *				16,139
2,321	Diebold Nixdorf, Inc. *				17,732
4,110	Extreme Networks, Inc. *				16,522
265	Fabrinet *				16,703
188	Garmin Ltd.				17,834
1,994	HP, Inc.				37,866
305	InterDigital, Inc.				17,403
1,079	Jabil, Inc.				36,967
680	Maxar Technologies, Inc.				16,959
574	NETGEAR, Inc. *				17,691
998	Turtle Beach Corp. *				18,164
238	Vicor Corp. *				18,500
					318,870
	TECHNOLOGY SERVICES - 3.1%
173	CDW Corp.				20,679
2,011	DXC Technology Co.				35,896
724	Green Dot Corp. *				36,642
1,372	Magic Software Enterprises Ltd.				18,014
251	MAXIMUS, Inc.				17,171
70	Moody’s Corp.				20,290
104	MSCI, Inc.				37,105
908	Perspecta, Inc.				17,661
104	S&P Global, Inc.				37,502
108	Square, Inc. *				17,555
1,087	Sykes Enterprises, Inc. *				37,186
336	TTEC Holdings, Inc.				18,329
3,710	Wipro Ltd. - ADR				17,437
					331,467
	TELECOMMUNICATIONS - 1.2%
1,262	Millicom International Cellular SA				38,213
1,967	Mobile TeleSystems PJSC - ADR				17,172
630	PLDT, Inc. - ADR				17,041
323	T-Mobile US, Inc. *				36,938
1,658	Vonage Holdings Corp. *				16,961
					126,325
	TOBACCO & CANNABIS - 0.2%
463	Altria Group, Inc.				17,890

	TRANSPORTAION & LOGISTICS - 1.9%
605	Atlas Air Worldwide Holdings, Inc. *				36,844
3,170	Daseke, Inc. *				17,023
1,987	Euronav NV				17,545
164	FedEx Corp.				41,249
1,440	KNOT Offshore Partners LP				18,576
93	Old Dominion Freight Line, Inc.				16,826
7,132	Teekay Corp. *				15,904
225	United Parcel Service, Inc.				37,492
					201,459
	WHOLESALE - CONSUMER STAPLES - 0.1%
900	United Natural Foods, Inc. *				13,383

	WHOLESALE - DISCRETIONARY - 0.1%
163	Copart, Inc. *				17,141

	TOTAL COMMON STOCK (Cost - $5,191,868)				5,422,672

	EXCHANGE TRADED FUND - 11.0%
3,554	SPDR S&P 500 ETF Trust				1,190,199
	TOTAL EXCHANGE TRADED FUND (Cost - $865,238)

Principal		Coupon Rate		Maturity Date
	U.S. GOVERNMENT OBLIGATIONS - 33.9%
$100,000	United States Treasury Bill	0.115%	@	4/22/2021	99,944
700,000	United States Treasury Bill ^	0.140%	@	9/9/2021	699,183
2,160,000	United States Treasury Inflation Indexed Bonds ^	0.125%		10/15/2024	2,316,441
500,000	United States Treasury Inflation Indexed Bonds	0.125%		4/15/2025	534,048
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,571,356)				3,649,616

Shares
	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 5.6%
600,474	Fidelity Investments Money Market Funds - Government Portfolio Class I, 0.01% **				600,474
	TOTAL MONEY MARKET FUND (Cost - $600,474)

	COLLATERAL FOR SECURITIES LOANED - 0.4%
45,540	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 0.03% ** #				45,540
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $45,540)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $646,014)				646,014

	TOTAL INVESTMENTS - 101.2% (Cost - $10,274,476)				$10,908,501
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%				(132,200)
	NET ASSETS - 100.0%				$10,776,301

ADR - American Depositary Receipt

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

@	Discount Rate at time of purchase.

+	All or a portion of this security is on loan. The market value of loaned securities is $16,010.

#	Security was purchased with cash received as collateral for securities on loan at September 30, 2020. Total collateral had a value of $45,540 at September 30, 2020.

^	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2020, the value of the pledged portion is $2,716,859.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

TOTAL RETURN SWAPS
									Unrealized
					Number of	Maturity	Notional	Upfront	Appreciation/
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	(Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	40,369	6/23/2021	$3,930,594	$—	$183,940
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	38,727	8/2/2021	3,679,437	—	28,586
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	1 Month USD Libor	0.60%	Goldman Sachs	84,300	1/31/2023	2,222,148	—	(334,917)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	1 Month USD Libor	0.00%	JP Morgan	100,000	1/30/2023	2,638,000	—	(378,151)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.29%	JP Morgan	11,310	3/4/2021	3,698,031	—	104,355
									$(396,187)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	37,013	6/23/2021	4,085,300	—	$63,682
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	36,894	8/2/2021	3,673,403	—	(16,089)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	21,899	3/6/2023	2,674,065	—	2,561
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	21,038	2/21/2023	2,870,082	—	74,731
									$124,885

									$(271,302)

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2020

Shares		Fair Value
	COMMON STOCK - 50.7%
	ADVERTISING & MARKETING - 0.4%
2,144	QuinStreet, Inc. *	$33,961

	APPAREL & TEXTILE PRODUCTS - 0.3%
338	Crocs, Inc. *	14,443
65	Deckers Outdoor Corp. *	14,301
		28,744
	ASSET MANAGEMENT - 1.0%
1,418	Blucora, Inc. *	13,358
592	Freedom Holding Corp. *	14,190
380	LPL Financial Holdings, Inc.	29,135
1,606	ODP Corp.	31,237
		87,920
	AUTOMOTIVE - 1.2%
4,601	American Axle & Manufacturing Holdings, Inc. *	26,548
468	Cooper Tire & Rubber Co.	14,836
592	General Motors Co.	17,517
3,467	Tata Motors Ltd. - ADR *	31,515
590	XPEL, Inc. *	15,387
		105,803
	BANKING - 0.2%
537	Flagstar Bancorp, Inc.	15,911

	BEVERAGES - 0.2%
178	Monster Beverage Corp. *	14,276

	CHEMICALS - 0.7%
625	Koppers Holdings, Inc. *	13,069
940	Mosaic Co.	17,174
9,477	Rayonier Advanced Materials, Inc. *	30,326
		60,569
	COMMERCIAL SUPPORT SERVICES - 0.7%
664	Collectors Universe, Inc.	32,861
883	Kforce, Inc.	28,406
		61,267
	CONSTRUCTION MATERIALS - 0.4%
242	Owens Corning	16,652
159	Simpson Manufacturing Co., Inc.	15,448
		32,100
	CONSUMER SERVICES - 0.8%
251	Aaron’s, Inc.	14,219
185	Medifast, Inc.	30,423
975	Rent-A-Center, Inc.	29,143
		73,785
	E-COMMERCE DISCRETIONARY - 1.2%
561	1-800-Flowers.com, Inc. *	13,991
4	Amazon.com, Inc. *	12,595
117	Etsy, Inc. *	14,231
575	Farfetch Ltd. *	14,467
454	JD.com, Inc. - ADR *	35,235
844	Revolve Group, Inc. *	13,867
		104,386
	ELECTRIC UTILITIES - 0.3%
464	NRG Energy, Inc.	14,263
790	Vistra Corp.	14,899
		29,162
	ELECTRICAL EQUIPMENT - 1.4%
1,007	API Group Corp. *	14,330
1,019	Carrier Global Corp.	31,120
169	Generac Holdings, Inc. *	32,725
228	Otis Worldwide Corp.	14,232
70	Rockwell Automation, Inc.	15,448
293	Trimble, Inc. *	14,269
		122,124
	ENGINEERING & CONSTRUCTION - 1.5%
419	AECOM *	17,531
306	Comfort Systems USA, Inc.	15,762
1,391	Fluor Corp.	12,255
328	Installed Building Products, Inc. *	33,374
1,650	Primoris Services Corp.	29,766
2,484	Tutor Perini Corp. *	27,647
		136,335
	ENTERTAINMENT CONTENT - 0.1%
30	NetEase, Inc. - ADR	13,640

	FOOD - 0.6%
497	Darling Ingredients, Inc. *	17,907
346	Herbalife Nutrition Ltd. *	16,141
841	Utz Brands, Inc.	15,054
		49,102
	FORESTRY, PAPER & WOOD PRODUCTS - 0.9%
8,222	Resolute Forest Products, Inc. *	36,835
228	Trex Co, Inc. *	16,325
515	UFP Industries, Inc.	29,103
		82,263
	HOME & OFFICE PRODUCTS - 0.5%
2,336	ACCO Brands Corp.	13,549
959	Newell Brands, Inc.	16,456
159	Tempur Sealy International, Inc. *	14,181
		44,186

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 50.7%
	HEALTHCARE-PRODUCTS - 3.4%
2,538	Beazer Homes USA, Inc. *	$33,502
805	Century Communities, Inc. *	34,076
3,658	Cornerstone Building Brands, Inc. *	29,191
424	DR Horton, Inc.	32,067
1,987	Green Brick Partners, Inc. *	31,991
750	Griffon Corp.	14,655
181	Lennar Corp.	14,784
376	M/I Homes, Inc. *	17,315
252	Masco Corp.	13,893
297	Meritage Homes Corp. *	32,786
675	PulteGroup, Inc.	31,246
932	TRI Pointe Group, Inc. *	16,906
		302,412
	HOUSEHOLD PRODUCTS - 0.3%
621	Nu Skin Enterprises, Inc.	31,106

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
220	Gibraltar Industries, Inc. *	14,331

	INDUSTRIAL SUPPORT SERVICES - 0.2%
356	Triton International Ltd.	14,478

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
962	Cowen, Inc.	15,652
71	Goldman Sachs Group, Inc.	14,269
140	Intercontinental Exchange, Inc.	14,007
292	Morgan Stanley	14,118
240	Nasdaq, Inc.	29,450
517	PJT Partners, Inc.	31,335
606	Virtu Financial, Inc.	13,944
		132,775
	INSURANCE - 4.1%
437	Aflac, Inc.	15,885
324	Allstate Corp.	30,501
244	AMERISAFE, Inc.	13,996
455	Athene Holding Ltd. *	15,506
319	Brown & Brown, Inc.	14,441
959	Employers Holdings, Inc.	29,010
763	Equitable Holdings, Inc.	13,917
68	Erie Indemnity Co.	14,299
152	Hanover Insurance Group, Inc.	14,163
1,221	Heritage Insurance Holdings, Inc.	12,356
209	Kemper Corp.	13,967
798	MetLife, Inc.	29,662
961	Old Republic International Corp.	14,165
142	Palomar Holdings, Inc. *	14,802
124	Primerica, Inc.	14,029
335	Progressive Corp.	31,714
470	Trupanion, Inc. *	37,083
319	Voya Financial, Inc.	15,290
261	W R Berkley Corp.	15,960
		360,746
	INTERNET MEDIA & SERVICES - 2.0%
1,268	ANGI Homeservices, Inc. * +	14,068
158	Autohome, Inc. - ADR	15,168
2,971	Endurance International Group Holdings, Inc. *	17,054
118	Facebook, Inc. *	30,904
191	GoDaddy, Inc. *	14,510
103	Match Group, Inc. *	11,397
326	TechTarget, Inc. *	14,331
6,138	TrueCar, Inc. *	30,690
275	Yandex NV *	17,944
140	Zillow Group, Inc. *	14,223
		180,289
	LEISURE FACILITIES & SERVICES - 0.5%
3,391	Arcos Dorados Holdings, Inc.	13,903
607	Boyd Gaming Corp.	18,629
174	Jack in the Box, Inc.	13,800
		46,332
	LEISURE TIME - 1.5%
494	Brunswick Corp.	29,102
1,003	Camping World Holdings, Inc.	29,839
151	Polaris, Inc.	14,245
1,494	Vista Outdoor, Inc. *	30,149
646	YETI Holdings, Inc. *	29,277
		132,612
	MACHINERY - 0.7%
785	China Yuchai International Ltd.	14,130
64	Deere & Co.	14,184
286	Graco, Inc.	17,546
4,794	Titan International, Inc.	13,855
		59,715
	METALS & MINING - 0.8%
1,125	Alcoa Corp. *	13,084
4,994	Alliance Resource Partners LP	13,833
2,851	Hecla Mining Co.	14,483
8,942	SunCoke Energy, Inc.	30,582
		71,982

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 50.7%
	OIL & GAS PRODUCERS - 2.3%
786	Cabot Oil & Gas Corp.	$13,645
3,212	Cenovus Energy, Inc.	12,495
373	Chevron Corp.	26,856
319	Concho Resources, Inc.	14,074
402	ConocoPhillips	13,202
986	Equinor ASA - ADR	13,863
778	Exxon Mobil Corp.	26,709
437	Marathon Petroleum Corp.	12,822
850	MPLX LP	13,379
258	Phillips 66	13,375
582	Sunoco LP	14,195
862	Targa Resources Corp.	12,094
645	World Fuel Services Corp.	13,668
		200,377
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
3,239	Exterran Corp. *	13,474
3,014	MRC Global, Inc. *	12,900
827	Schlumberger NV	12,868
4,564	US Silica Holdings, Inc.	13,692
		52,934
	PUBLISHING & BROADCASTING - 0.2%
32	Liberty Media Corp-Liberty SiriusXM *	1,059
1,522	Tribune Publishing Co.	17,747
		18,806
	REAL ESTATE SERVICES - 0.2%
1,499	Realogy Holdings Corp. *	14,151

	RENEWABLE ENERGY - 0.3%
955	Green Plains, Inc. *	14,783
507	TPI Composites, Inc. *	14,683
		29,466
	RETAIL - CONSUMER STAPLES - 0.3%
1,114	Albertsons Cos., Inc. *	15,429
400	Walgreens Boots Alliance, Inc.	14,368
		29,797
	RETAIL - DISCRETIONARY - 4.2%
148	Asbury Automotive Group, Inc. *	14,423
285	Best Buy Co., Inc.	31,718
727	BlueLinx Holdings, Inc. *	15,652
3,699	Caleres, Inc.	35,362
149	CarMax, Inc. *	13,695
246	Dick’s Sporting Goods, Inc.	14,238
1,135	Duluth Holdings, Inc. *	13,870
990	Foot Locker, Inc.	32,700
173	Group 1 Automotive, Inc.	15,291
52	Home Depot, Inc.	14,441
63	Lithia Motors, Inc.	14,360
87	Lowe’s Cos., Inc.	14,430
1,070	MarineMax, Inc. *	27,467
1,521	Michaels Cos., Inc. *	14,685
345	Penske Automotive Group, Inc.	16,443
3,492	Qurate Retail, Inc.	25,073
155	Ross Stores, Inc.	14,465
414	Shoe Carnival, Inc.	13,902
1,009	Sportsman’s Warehouse Holdings, Inc. *	14,439
256	TJX Cos, Inc.	14,246
		370,900
	SEMICONDUCTORS - 2.3%
240	Applied Materials, Inc.	14,268
885	Cohu, Inc.	15,204
573	FormFactor, Inc. *	14,285
4,183	Himax Technologies, Inc. - ADR *	14,891
671	Kulicke & Soffa Industries, Inc.	15,030
621	MaxLinear, Inc. *	14,432
130	MKS Instruments, Inc.	14,200
58	Monolithic Power Systems, Inc.	16,217
258	Semtech Corp. *	13,664
182	Teradyne, Inc.	14,462
1,245	Ultra Clean Holdings, Inc. *	26,718
1,855	Vishay Intertechnology, Inc.	28,882
		202,253
	SOFTWARE - 1.6%
62	Autodesk, Inc.*	14,323
1,018	Avaya Holdings Corp. *	15,474
146	Bill.com Holdings, Inc. *	14,645
768	Calix, Inc. *	13,655
275	Cerence, Inc. *	13,439
1,083	eGain Corp. *	15,346
151	Manhattan Associates, Inc. *	14,419
386	Progress Software Corp.	14,158
483	Sapiens International Corp NV	14,770
104	Zscaler, Inc. *	14,632
		144,861
	SPECIALTY FINANCE - 1.5%
1,711	Cherry Hill Mortgage Investment Corp.	15,365
319	First American Financial Corp.	16,240
1,525	Mr Cooper Group, Inc. *	34,038
582	PennyMac Financial Services, Inc.	33,826
735	Stewart Information Services Corp.	32,142
		131,611

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

Shares					Fair Value
	COMMON STOCK (Continued) - 50.7%
	TECHNOLOGY HARDWARE - 3.0%
396	Arrow Electronics, Inc. *				$31,149
545	Avnet, Inc.				14,083
1,829	CalAmp Corp. *				13,151
1,942	Celestica, Inc. *				13,400
1,917	Diebold Nixdorf, Inc. *				14,646
3,412	Extreme Networks, Inc. *				13,716
220	Fabrinet *				13,867
156	Garmin Ltd.				14,798
1,652	HP, Inc.				31,371
254	InterDigital, Inc.				14,493
894	Jabil, Inc.				30,628
562	Maxar Technologies, Inc.				14,016
474	NETGEAR, Inc. *				14,609
824	Turtle Beach Corp. *				14,997
198	Vicor Corp. *				15,391
					264,315
	TECHNOLOGY SERVICES - 3.1%
144	CDW Corp.				17,212
1,666	DXC Technology Co.				29,738
599	Green Dot Corp. *				30,315
1,133	Magic Software Enterprises Ltd.				14,876
207	MAXIMUS, Inc.				14,161
58	Moody’s Corp.				16,811
86	MSCI, Inc.				30,683
753	Perspecta, Inc.				14,646
87	S&P Global, Inc.				31,372
89	Square, Inc. *				14,467
901	Sykes Enterprises, Inc. *				30,823
279	TTEC Holdings, Inc.				15,219
3,065	Wipro Ltd. - ADR				14,406
					274,729
	TELECOMMUNICATIONS - 1.2%
1,046	Millicom International Cellular SA				31,673
1,625	Mobile TeleSystems PJSC - ADR				14,186
520	PLDT, Inc. - ADR				14,066
267	T-Mobile US, Inc. *				30,534
1,376	Vonage Holdings Corp. *				14,076
					104,535
	TOBACCO & CANNABIS - 0.2%
384	Altria Group, Inc.				14,838

	TRANSPORTAION & LOGISTICS - 1.9%
501	Atlas Air Worldwide Holdings, Inc. *				30,511
2,620	Daseke, Inc. *				14,069
1,642	Euronav NV				14,499
135	FedEx Corp.				33,955
1,195	KNOT Offshore Partners LP				15,415
77	Old Dominion Freight Line, Inc.				13,931
5,921	Teekay Corp. *				13,204
187	United Parcel Service, Inc.				31,160
					166,744
	WHOLESALE - CONSUMER STAPLES - 0.1%
744	United Natural Foods, Inc. *				11,063

	WHOLESALE - DISCRETIONARY - 0.1%
134	Copart, Inc. *				14,091

	TOTAL COMMON STOCK (Cost - $4,321,500)				4,487,783

	EXCHANGE TRADED FUND - 5.5%
1,462	SPDR S&P 500 ETF Trust				489,609
	TOTAL EXCHANGE TRADED FUND (Cost - $423,544)

Principal		Coupon Rate		Maturity Date
	U.S. GOVERNMENT OBLIGATIONS - 33.6%
$250,000	United States Treasury Bill	0.085%	@	10/8/2020	249,998
800,000	United States Treasury Bill ^	0.140%	@	9/9/2021	799,066
900,000	United States Treasury Inflation Indexed Bonds ^	0.125%		10/15/2024	965,184
900,000	United States Treasury Inflation Indexed Bonds ^	0.125%		4/15/2025	961,286
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,939,711)				2,975,534

Shares
	SHORT-TERM INVESTMENTS - 8.3%
	MONEY MARKET FUNDS - 7.9%
265,364	Fidelity Investments Money Market Funds - Government Portfolio, Class I, 0.01% **				265,364
434,861	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 0.00% **				434,861
	TOTAL MONEY MARKET FUNDS (Cost - $700,225)				700,225

	COLLATERAL FOR SECURITIES LOANED - 0.4%
34,500	Fidelity Investments Money Market Funds - Government Portfolio Institutional Class, 0.03% ** #				34,500
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $34,500)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $734,725)				734,725

	TOTAL INVESTMENTS - 98.1% (Cost - $8,419,480)				$8,687,651
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%				169,227
	NET ASSETS - 100.0%				$8,856,878

ADR - American Depositary Receipt

LP - Limited Partnership

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	All or a portion of this security is on loan. The market value of loaned securities is $13,514.

@	Discount rate at time of purchase.

#	Security was purchased with cash received as collateral for securities on loan at September 30, 2020. Total collateral had a value of $34,500 at September 30, 2020.

^	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2020, the vaue of the pledged portion is $2,447,067.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2020

TOTAL RETURN SWAPS
									Unrealized
					Number of	Maturity	Notional	Upfront	Appreciation/
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	(Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	33,421	6/23/2021	$3,254,091	$—	$152,282
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	31,996	8/2/2021	3,039,927	—	23,619
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	12,200	1/14/2021	3,989,034	—	110,900
									$286,801
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	30,642	6/23/2021	3,382,102	—	$53,693
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	30,482	8/2/2021	3,034,983	—	(14,266)
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(0.70)%	JP Morgan	18,093	3/6/2023	2,209,318	—	2,473
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	17,465	2/21/2023	2,382,640	—	62,039
									$103,939

									$390,740

***	The underlying holdings of this security can be found at https://counterpointmutualfunds.com/long-short-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
September 30, 2020

Shares		Fair Value
	OPEN END FUNDS - 99.5%
1,469,657	American Century High-Yield Municipal Fund - Class I	$14,373,242
2,188,912	Invesco Oppenheimer Rochester AMT-Free Municipal Fund - Class Y	16,788,954
1,501,667	PGIM Muni High Income Fund - Class Z	15,467,166
	TOTAL OPEN END FUNDS (Cost - $45,856,934)	46,629,362

	SHORT-TERM INVESTMENTS - 0.3%
	MONEY MARKET FUNDS - 0.3%
109	BlackRock Liquidity Funds MuniCash, Institutional Class, 0.01% *	109
161,421	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.02% *	161,421
	TOTAL SHORT-TERM INVESTMENTS (Cost - $161,530)	161,530

	TOTAL INVESTMENTS - 99.8% (Cost - $46,018,464)	$46,790,892
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	90,809
	NET ASSETS - 100.0%	$46,881,701

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2020

	Counterpoint	Counterpoint	Counterpoint		Counterpoint
	Tactical Income	Tactical Equity	Long-Short		Tactical
	Fund	Fund	Equity Fund		Municipal Fund
ASSETS
Investment securities:
At cost	$486,515,540	$10,274,476	$8,419,480		$46,018,464
At value	$499,930,103	$10,908,501	$8,687,651		$46,790,892
Cash	106,767	—	15,700		6,907
Cash held for collateral at broker	5,209,112	513,757	28,265		—
Receivable for Fund shares sold	599,077	—	—		106,715
Dividends and interest receivable	1,627,638	11,639	7,018		85,025
Unrealized appreciation on credit default swap	25,139	—	—		—
Premiums paid on open swap contracts	615,854	—	—		—
Unrealized appreciation on total return swaps	—	—	390,740		—
Prepaid expenses and other assets	58,564	11,875	3,848		14,006
TOTAL ASSETS	508,172,254	11,445,772	9,133,222		47,003,545

LIABILITIES
Securities lending collateral	3,271,960	45,540	34,500		—
Due to broker swap	—	245,884	169,756		—
Investment advisory fees payable	514,232	3,321	5,343		16,663
Payable for Fund shares redeemed	164,158	29,813	3,630		67,060
Unrealized depreciation on total return swaps	—	271,302	—		—
Payable to related parties	50,001	5,179	5,570		6,842
Distribution (12b-1) fees payable	44,757	928	603		726
Payable for investments purchased	—	35,454	27,084		—
Accrued expenses and other liabilities	88,893	32,050	29,858		30,553
TOTAL LIABILITIES	4,134,001	669,471	276,344		121,844
NET ASSETS	$504,038,253	$10,776,301	$8,856,878		$46,881,701

NET ASSETS CONSIST OF:
Paid in capital	$495,745,272	$16,443,699	$10,788,337		$45,664,355
Accumulated earnings (loss)	$8,292,981	$(5,667,398)	$(1,931,459)		$1,217,346
NET ASSETS	$504,038,253	$10,776,301	$8,856,878		$46,881,701

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$66,244,238	$2,073,576	$2,827,107		$1,372,863
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,997,939	201,324	237,803		128,895
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.04	$10.30	$11.89		$10.65
Maximum offering price per share (maximum sales charge of 4.50%, 5.75%, 5.75% and 4.50%, respectively)	$11.56	$10.93	$12.62		$11.15

Class C Shares:
Net Assets	$37,748,169	$581,293	$85		$668,892
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,430,976	58,637	7		63,150
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.00	$9.91	$11.94	(a)	$10.59

Class I Shares:
Net Assets	$400,045,846	$8,121,432	$6,029,686		$44,839,946
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	36,246,166	778,782	509,511		4,208,635
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.04	$10.43	$11.83		$10.65

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2020

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical Municipal
	Fund	Fund	Equity Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,859, $1,311 and $0, respectively)	$15,085,822	$155,560	$99,260	$925,860
Interest	850,080	70,729	64,907	28,048
Securities lending income (net of fees)	21	250	191	—
TOTAL INVESTMENT INCOME	15,935,923	226,539	164,358	953,908

EXPENSES
Investment advisory fees	5,084,663	187,630	131,064	236,377
Distribution (12b-1) fees:
Class A	176,125	6,243	10,107	3,825
Class C	341,172	9,084	108	3,273
Administrative services fees	291,362	24,480	22,860	30,986
Third party administrative servicing fees	268,666	13,484	5,478	26,468
Transfer agent fees	142,502	36,001	34,751	37,501
Accounting services fees	116,032	10,103	9,146	15,631
Registration fees	113,467	37,651	14,927	43,965
Printing and postage expenses	78,975	8,027	6,027	7,527
Custodian fees	47,800	14,099	12,535	6,000
Compliance officer fees	26,239	6,650	6,095	7,068
Audit fees	18,150	18,250	18,250	18,350
Trustees’ fees and expenses	14,299	13,749	13,749	13,899
Legal fees	13,299	11,799	12,299	14,499
Insurance expense	14,698	651	350	499
Interest expense	—	—	1,602	—
Other expenses	4,013	2,993	3,493	2,993
TOTAL EXPENSES	6,751,462	400,894	302,841	468,861

Less: Fees waived by the Advisor	—	(123,337)	(107,721)	(123,507)
TOTAL NET EXPENSES	6,751,462	277,557	195,120	345,354

NET INVESTMENT INCOME (LOSS)	9,184,461	(51,018)	(30,762)	608,554

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	7,978,316	1,308,421	606,912	551,984
Net realized gain (loss) on swap contracts	3,539,367	(2,789,516)	(1,769,594)	—
Net realized loss on swaptions purchased	(6,724,975)	—	—	—
Net realized gain (loss) on futures contracts	208,547	(472,503)	125,075	—
Net realized loss on securities sold short	—	(276,865)	(177,651)	—
Net realized gain (loss) on options purchased	—	63,610	(1,956)	—
Net realized loss on foreign currency transactions	—	(4,128)	(1)	—
Net realized gain on options written	—	36,458	—	—
Net realized gain on swaptions written	1,504,000	—	—	—
	6,505,255	(2,134,523)	(1,217,215)	551,984

Net change in unrealized appreciation (depreciation) on investments	2,906,101	(113,735)	(108,589)	44,476
Net change in unrealized appreciation on futures contracts	—	77,470	5,062	—
Net change in unrealized appreciation (depreciation) on swap contracts	101,178	(578,945)	215,811	—
	3,007,279	(615,210)	112,284	44,476

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	9,512,534	(2,749,733)	(1,104,931)	596,460

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,696,995	$(2,800,751)	$(1,135,693)	$1,205,014

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
FROM OPERATIONS
Net investment income	$9,184,461	$11,495,944
Net realized gain (loss) on investments, futures contracts swap contracts, swaptions purchased and swaptions written	6,505,255	(12,912,743)
Net change in unrealized appreciation on investments, futures contracts, and swap contracts	3,007,279	12,142,374
Net increase in net assets resulting from operations	18,696,995	10,725,575

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(1,443,489)	(3,727,662)
Class C	(489,571)	(1,355,723)
Class I	(7,079,855)	(11,765,030)
Net decrease in net assets resulting from distributions to shareholders	(9,012,915)	(16,848,415)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,641,261	48,763,296
Class C	12,602,803	6,659,807
Class I	240,261,091	97,366,914
Net asset value of shares issued in reinvestment of distributions:
Class A	1,350,467	3,612,558
Class C	367,117	1,017,308
Class I	6,620,946	11,334,395
Payments for shares redeemed:
Class A	(35,162,454)	(88,746,518)
Class C	(8,590,077)	(9,945,103)
Class I	(100,515,852)	(119,811,565)
Net increase (decrease) in net assets from shares of beneficial interest	145,575,302	(49,748,908)

TOTAL INCREASE (DECREASE) IN NET ASSETS	155,259,382	(55,871,748)

NET ASSETS
Beginning of Year	348,778,871	404,650,619
End of Year	$504,038,253	$348,778,871

SHARE ACTIVITY
Class A:
Shares Sold	2,650,273	4,653,372
Shares Reinvested	123,973	341,730
Shares Redeemed	(3,239,393)	(8,416,219)
Net decrease in shares of beneficial interest outstanding	(465,147)	(3,421,117)

Class C:
Shares Sold	1,160,329	622,516
Shares Reinvested	33,826	96,556
Shares Redeemed	(789,573)	(936,441)
Net increase (decrease) in shares of beneficial interest outstanding	404,582	(217,369)

Class I:
Shares Sold	22,058,336	9,122,676
Shares Reinvested	606,262	1,071,541
Shares Redeemed	(9,270,862)	(11,325,577)
Net increase (decrease) in shares of beneficial interest outstanding	13,393,736	(1,131,360)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
FROM OPERATIONS
Net investment loss	$(51,018)	$(89,112)
Net realized loss on investments, foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	(2,134,523)	(4,344,763)
Net change in unrealized depreciation on investments, foreign currency translations, futures contracts, securities sold short and swap contracts	(615,210)	(1,192,304)
Net decrease in net assets resulting from operations	(2,800,751)	(5,626,179)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	—	(185,067)
Class C	—	(95,713)
Class I	—	(723,799)
Net decrease in net assets resulting from distributions to shareholders	—	(1,004,579)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	492,976	3,730,332
Class C	358,239	470,770
Class I	7,622,505	12,743,394
Net asset value of shares issued in reinvestment of distributions:
Class A	—	178,537
Class C	—	38,592
Class I	—	694,091
Payments for shares redeemed:
Class A	(1,335,001)	(5,643,622)
Class C	(783,994)	(1,630,978)
Class I	(13,179,134)	(16,355,695)
Net decrease in net assets from shares of beneficial interest	(6,824,409)	(5,774,579)

TOTAL DECREASE IN NET ASSETS	(9,625,160)	(12,405,337)

NET ASSETS
Beginning of Year	20,401,461	32,806,798
End of Year	$10,776,301	$20,401,461

SHARE ACTIVITY
Class A:
Shares Sold	42,416	267,138
Shares Reinvested	—	12,433
Shares Redeemed	(108,445)	(409,336)
Net decrease in shares of beneficial interest outstanding	(66,029)	(129,765)

Class C:
Shares Sold	32,303	33,561
Shares Reinvested	—	2,755
Shares Redeemed	(70,279)	(124,007)
Net decrease in shares of beneficial interest outstanding	(37,976)	(87,691)

Class I:
Shares Sold	666,561	896,860
Shares Reinvested	—	47,934
Shares Redeemed	(1,133,042)	(1,171,846)
Net decrease in shares of beneficial interest outstanding	(466,481)	(227,052)

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
FROM OPERATIONS
Net investment loss	$(30,762)	$(28,943)
Net realized loss on investments, foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	(1,217,215)	(728,668)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and swap contracts	112,284	(504,314)
Net decrease in net assets resulting from operations	(1,135,693)	(1,261,925)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(92,248)	(219,593)
Class C	(3)	(2)
Class I	(230,548)	(47,376)
Net decrease in net assets resulting from distributions to shareholders	(322,799)	(266,971)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	825,107	2,568,743
Class C	42,000	—
Class I	2,639,574	6,276,401
Net asset value of shares issued in reinvestment of distributions:
Class A	89,442	189,607
Class C	3	2
Class I	215,841	46,159
Payments for shares redeemed:
Class A	(3,622,585)	(11,801,386)
Class C	(42,412)	—
Class I	(2,134,872)	(1,320,347)
Net decrease in net assets from shares of beneficial interest	(1,987,902)	(4,040,821)

TOTAL DECREASE IN NET ASSETS	(3,446,394)	(5,569,717)

NET ASSETS
Beginning of Year	12,303,272	17,872,989
End of Year	$8,856,878	$12,303,272

SHARE ACTIVITY
Class A:
Shares Sold	68,121	182,398
Shares Reinvested	7,632	13,486
Shares Redeemed	(267,054)	(820,909)
Net decrease in shares of beneficial interest outstanding	(191,301)	(625,025)

Class C:
Shares Sold	2,943	—
Shares Reinvested (a)	0	0
Shares Redeemed	(2,943)	—
Net increase in shares of beneficial interest outstanding	—	0

Class I:
Shares Sold	201,182	444,730
Shares Reinvested	18,495	3,288
Shares Redeemed	(166,489)	(94,303)
Net increase in shares of beneficial interest outstanding	53,188	353,715

(a)	Less than 1 share

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2020	September 30, 2019
FROM OPERATIONS
Net investment income	$608,554	$440,916
Net realized gain (loss) on investments	551,984	(142,382)
Net change in unrealized appreciation on investments	44,476	767,612
Net increase in net assets resulting from operations	1,205,014	1,066,146

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(26,500)	(34,627)
Class C	(4,332)	(2,840)
Class I	(571,469)	(381,036)
Net decrease in net assets resulting from distributions to shareholders	(602,301)	(418,503)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	845,009	1,291,502
Class C	490,300	142,520
Class I	36,543,233	17,152,516
Net asset value of shares issued in reinvestment of distributions:
Class A	26,133	34,627
Class C	4,050	2,840
Class I	512,984	309,168
Payments for shares redeemed:
Class A	(1,404,973)	(551,259)
Class C	(51,299)	—
Class I	(16,927,959)	(6,942,102)
Net increase in net assets from shares of beneficial interest	20,037,478	11,439,812

TOTAL INCREASE IN NET ASSETS	20,640,191	12,087,455

NET ASSETS
Beginning of Year	26,241,510	14,154,055
End of Year	$46,881,701	$26,241,510

SHARE ACTIVITY
Class A:
Shares Sold	80,311	127,253
Shares Reinvested	2,492	3,380
Shares Redeemed	(132,548)	(54,259)
Net increase (decrease) in shares of beneficial interest outstanding	(49,745)	76,374

Class C:
Shares Sold	46,410	14,139
Shares Reinvested	386	277
Shares Redeemed	(4,876)	—
Net increase in shares of beneficial interest outstanding	41,920	14,416

Class I:
Shares Sold	3,470,517	1,658,485
Shares Reinvested	48,641	30,183
Shares Redeemed	(1,616,312)	(689,134)
Net increase in shares of beneficial interest outstanding	1,902,846	999,534

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of year	$10.79	$10.91	$11.28		$11.17	$10.09
Activity from investment operations:
Net investment income (1)	0.23	0.35	0.28		0.32	0.29
Net realized and unrealized gain (loss) on investments (2)	0.25	0.05	(0.31)		0.32	1.00
Total from investment operations	0.48	0.40	(0.03)		0.64	1.29
Paid-in-capital from redemption fees	—	—	—		—	0.00 (3)
Less distributions from:
Net investment income	(0.23)	(0.38)	(0.34)		(0.38)	(0.21)
Return of Capital	—	—	—		—	—
Net realized gains	—	(0.14)	(0.00	) (4)	(0.15)	—
Total distributions	(0.23)	(0.52)	(0.34)		(0.53)	(0.21)
Net asset value, end of year	$11.04	$10.79	$10.91		$11.28	$11.17
Total return (4)	4.47%	3.89%	(0.27)%		5.95%	12.85%
Net assets, at end of year (000’s)	$66,244	$69,747	$107,839		$135,575	$50,987
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.78%	1.79%	1.77%		1.77%	1.85%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.78%	1.79%	1.77%		1.77%	1.93%
Ratio of net investment income before waiver/recapture to average net assets (7)	2.12%	3.27%	2.55%		2.82%	2.77%
Ratio of net investment income after waiver/recapture to average net assets (7)	2.12%	3.27%	2.55%		2.82%	2.69%
Portfolio Turnover Rate	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of year	$10.76	$10.89	$11.22		$11.12	$10.06
Activity from investment operations:
Net investment income (1)	0.15	0.27	0.20		0.23	0.20
Net realized and unrealized gain (loss) on investments (2)	0.25	0.05	(0.32)		0.33	1.01
Total from investment operations	0.40	0.32	(0.12)		0.56	1.21
Less distributions from:
Net investment income	(0.16)	(0.31)	(0.21)		(0.31)	(0.15)
Net realized gains	—	(0.14)	(0.00	) (3)	(0.15)	—
Total distributions	(0.16)	(0.45)	(0.21)		(0.46)	(0.15)
Net asset value, end of year	$11.00	$10.76	$10.89		$11.22	$11.12
Total return (4)	3.73%	3.11%	(1.03)%		5.15%	12.09%
Net assets, at end of year (000’s)	$37,748	$32,578	$35,336		$32,825	$19,420
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	2.53%	2.54%	2.52%		2.52%	2.60%
Ratio of net expenses to average net assets after waiver/recapture (5)	2.53%	2.54%	2.52%		2.52%	2.68%
Ratio of net investment income before waiver/recapture to average net assets (7)	1.40%	2.52%	1.79%		2.08%	1.98%
Ratio of net investment income after waiver/recapture to average net assets (7)	1.40%	2.52%	1.79%		2.08%	1.90%
Portfolio Turnover Rate	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the		For the	For the
	Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	September 30, 2020	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016
Net asset value, beginning of year	$10.78	$10.90	$11.30		$11.18	$10.10
Activity from investment operations:
Net investment income (1)	0.26	0.37	0.30		0.35	0.27
Net realized and unrealized gain (loss) on investments (2)	0.26	0.05	(0.31)		0.33	1.04
Total from investment operations	0.52	0.42	(0.01)		0.68	1.31
Paid-in-capital from redemption fees	—	—	—		—	0.00 (3)
Less distributions from:
Net investment income	(0.26)	(0.40)	(0.39)		(0.41)	(0.23)
Net realized gains	—	(0.14)	(0.00	) (4)	(0.15)	—
Total distributions	(0.26)	(0.54)	(0.39)		(0.56)	(0.23)
Net asset value, end of year	$11.04	$10.78	$10.90		$11.30	$11.18
Total return (4)	4.83%	4.13%	(0.07)%		6.18%	13.04%
Net assets, at end of year (000s)	$400,046	$246,454	$261,476		$247,550	$130,503
Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.53%	1.54%	1.52%		1.52%	1.60%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.53%	1.54%	1.52%		1.52%	1.68%
Ratio of net investment income before waiver/recapture to average net assets (7)	2.38%	3.49%	2.74%		3.07%	2.60%
Ratio of net investment income after waiver/recapture to average net assets (7)	2.38%	3.49%	2.74%		3.07%	2.52%
Portfolio Turnover Rate	232%	353%	380%		71%	123%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.60	$15.92	$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.05)	(0.06)	(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(2.25)	(2.77)	1.17	1.42	(0.53)
Total from investment operations	(2.30)	(2.83)	1.08	1.39	(0.64)
Less distributions from:
Net realized gains	—	(0.49)	(0.91)	—	—
Total distributions	—	(0.49)	(0.91)	—	—
Net asset value, end of period	$10.30	$12.60	$15.92	$15.75	$14.36
Total return (4)	(18.25)%	(18.15)%	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$2,074	$3,369	$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.82%	2.37%	3.12%	4.18%	4.50	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.00%	2.08%	2.81%	3.33%	2.75	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(1.27)%	(0.81)%	(1.68)%	(2.37)%	(3.22	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(0.45)%	(0.52)%	(1.37)%	(1.52)%	(1.72	)% (9)
Portfolio Turnover Rate	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	2.82%	2.29%	2.31%	2.85%	3.75	% (9)
Net expenses to average net assets	2.00%	2.00%	2.00%	2.00%	2.00	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.22	$15.57	$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.15)	(0.19)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	(2.16)	(2.67)	1.15	1.41	(0.54)
Total from investment operations	(2.31)	(2.86)	0.95	1.27	(0.74)
Less distributions from:
Net realized gains	—	(0.49)	(0.91)	—	—
Total distributions	—	(0.49)	(0.91)	—	—
Net asset value, end of period	$9.91	$12.22	$15.57	$15.53	$14.26
Total return (4)	(18.90)%	(18.77)%	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$581	$1,181	$2,870	$1,251	$843
Ratio of gross expenses to average net assets before waiver (6,7,8)	3.57%	3.12%	3.87%	4.93%	5.00	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.75%	2.83%	3.56%	4.08%	3.50	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(2.08)%	(1.75)%	(2.42)%	(3.12)%	(4.16	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(1.26)%	(1.46)%	(2.11)%	(2.27)%	(2.67	)% (9)
Portfolio Turnover Rate	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	3.57%	3.04%	3.06%	3.60%	4.25	% (9)
Net expenses to average net assets	2.75%	2.75%	2.75%	2.75%	2.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$12.73	$16.04	$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)	(0.01)	(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(2.27)	(2.81)	1.18	1.43	(0.54)
Total from investment operations	(2.30)	(2.82)	1.13	1.44	(0.62)
Less distributions from:
Net realized gains	—	(0.49)	(0.91)	—	—
Total distributions	—	(0.49)	(0.91)	—	—
Net asset value, end of period	$10.43	$12.73	$16.04	$15.82	$14.38
Total return (4)	(18.07)%	(17.95)%	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$8,121	$15,851	$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.57%	2.12%	2.87%	3.93%	4.25	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	1.75%	1.83%	2.56%	3.08%	2.50	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(1.07)%	(0.45)%	(1.43)%	(2.14)%	(3.25	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(0.25)%	(0.16)%	(1.12)%	(1.29)%	(1.50	)% (9)
Portfolio Turnover Rate	259%	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	2.57%	2.04%	2.06%	2.60%	3.50	% (9)
Net expenses to average net assets	1.75%	1.75%	1.75%	1.75%	1.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$13.89	$15.45	$15.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments (3)	(1.56)	(1.17)	0.67
Total from investment operations	(1.62)	(1.25)	0.58
Less distributions from:
Net investment income	(0.38)	(0.11)	(0.09)
Return of capital	—	—	(0.04)
Net realized gains	—	(0.20)	—
Total distributions	(0.38)	(0.31)	(0.13)
Net asset value, end of period	$11.89	$13.89	$15.45
Total return (4)	(11.65)%	(8.10)%	3.88	% (5)
Net assets, at end of period (000s)	$2,827	$5,960	$16,285
Ratio of gross expenses to average net assets before waiver (6,7,8)	3.05%	2.62%	2.53	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.02%	2.00%	2.00	% (9)
Ratio of net investment loss before waiver to average net assets (10)	(1.49)%	(1.18)%	(1.11	)% (9)
Ratio of net investment loss after waiver to average net assets (10)	(0.46)%	(0.56)%	(0.58	)% (9)
Portfolio Turnover Rate	318%	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class A shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	3.03%	2.62%	2.53	% (9)
Net expenses to average net assets	2.00%	2.00%	2.00	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$14.14	$15.47	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.17)	0.27	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.60)	(1.23)	0.71
Total from investment operations	(1.77)	(0.96)	0.60
Less distributions from:
Net investment income	(0.43)	(0.17)	(0.09)
Return of capital	—	—	(0.04)
Net realized gains	—	(0.20)	—
Total distributions	(0.43)	(0.37)	(0.13)
Net asset value, end of period	$11.94	$14.14	$15.47
Total return (4)	(12.44)%	(6.22)%	4.06	% (6)
Net assets, at end of period (000s)	$0 (5)	$0 (5)	$0	(5)
Ratio of gross expenses to average net assets before waiver (7,8,9)	3.80%	3.37%	3.28	% (10)
Ratio of net expenses to average net assets after waiver (7,8)	2.77%	2.75%	2.75	% (10)
Ratio of net investment income (loss) before waiver to average net assets (11)	(2.18)%	1.23%	(1.31	)% (10)
Ratio of net investment income (loss) after waiver to average net assets (11)	(1.15)%	1.85%	(0.78	)% (10)
Portfolio Turnover Rate	318%	324%	243	% (6)

(1)	The Counterpoint Long-Short Equity Fund’s Class C shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Less than $1,000 in net assets.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (9)	3.78%	3.37%	3.28	% (10)
Net expenses to average net assets	2.75%	2.75%	2.75	% (10)

(9)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(10)	Annualized.

(11)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$13.90	$15.48	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)	0.07	0.17
Net realized and unrealized gain (loss) on investments (3)	(1.57)	(1.28)	0.44
Total from investment operations	(1.60)	(1.21)	0.61
Less distributions from:
Net investment income	(0.47)	(0.17)	(0.09)
Return of capital	—	—	(0.04)
Net realized gains	—	(0.20)	—
Total distributions	(0.47)	(0.37)	(0.13)
Net asset value, end of period	$11.83	$13.90	$15.48
Total return (4)	(11.47)%	(7.85)%	4.13	% (5)
Net assets, at end of period (000s)	$6,030	$6,343	$1,588
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.80%	2.37%	2.28	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	1.77%	1.75%	1.75	% (9)
Ratio of net investment income (loss) before waiver to average net assets (10)	(1.22)%	(0.11)%	0.61	% (9)
Ratio of net investment income (loss) after waiver to average net assets (10)	(0.19)%	0.51%	1.14	% (9)
Portfolio Turnover Rate	318%	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets (8)	2.78%	2.37%	2.28	% (9)
Net expenses to average net assets	1.75%	1.75%	1.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.26	0.09
Net realized and unrealized gain (loss) on investments (3)	0.16	0.44	(0.01)
Total from investment operations	0.35	0.70	0.08
Less distributions from:
Net investment income	(0.17)	(0.23)	(0.08)
Total distributions	(0.17)	(0.23)	(0.08)
Net asset value, end of period	$10.65	$10.47	$10.00
Total return (4)	3.37%	7.12%	0.77	% (5)
Net assets, at end of period (000s)	$1,373	$1,871	$1,023
Ratio of gross expenses to average net assets before waiver (6,7)	1.61%	2.03%	2.74	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.25%	1.25%	1.25	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.44%	1.79%	1.45	% (8)
Ratio of net investment income after waiver to average net assets (9)	1.80%	2.57%	2.94	% (8)
Portfolio Turnover Rate	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.46	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.20	0.07
Net realized and unrealized gain (loss) on investments (3)	0.18	0.42	(0.01)
Total from investment operations	0.26	0.62	0.06
Less distributions from:
Net investment income	(0.13)	(0.16)	(0.06)
Total distributions	(0.13)	(0.16)	(0.06)
Net asset value, end of period	$10.59	$10.46	$10.00
Total return (4)	2.54%	6.29%	0.56	% (5)
Net assets, at end of period (000s)	$669	$222	$68
Ratio of gross expenses to average net assets before waiver (6,7)	2.36%	2.78%	3.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00%	2.00%	2.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	0.39%	1.21%	0.77	% (8)
Ratio of net investment income after waiver to average net assets (9)	0.75%	1.99%	2.26	% (8)
Portfolio Turnover Rate (5)	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2020	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.47	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.28	0.10
Net realized and unrealized gain (loss) on investments (3)	0.18	0.45	(0.02)
Total from investment operations	0.37	0.73	0.08
Less distributions from:
Net investment income	(0.19)	(0.26)	(0.08)
Total distributions	(0.19)	(0.26)	(0.08)
Net asset value, end of period	$10.65	$10.47	$10.00
Total return (4)	3.60%	7.39%	0.83	% (5)
Net assets, at end of period (000s)	$44,840	$24,149	$13,063
Ratio of gross expenses to average net assets before waiver (6,7)	1.36%	1.78%	2.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.00%	1.00%	1.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.45%	1.98%	1.68	% (8)
Ratio of net investment income after waiver to average net assets (9)	1.81%	2.76%	3.17	% (8)
Portfolio Turnover Rate	123%	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2020

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Funds are as follows:

Counterpoint Tactical Income Fund – seeks income and capital preservation.

Counterpoint Tactical Equity Fund – seeks capital appreciation and preservation.

Counterpoint Long-Short Equity Fund – seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional- sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$76,156,773	$—	$—	$76,156,773
Open End Funds	414,113,441	—	—	414,113,441
Credit Default Swap	—	25,139	—	25,139
Short-Term Investments	9,659,889	—	—	9,659,889
Total	$499,930,103	$25,139	$—	$499,955,242

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$5,422,672	$—	$—	$5,422,672
Exchange Traded Fund	1,190,199	—	—	1,190,199
Short Total Return Swaps	—	124,885	—	124,885
Short-Term Investments	646,014	—	—	646,014
U.S. Government Obligations	—	3,649,616	—	3,649,616
Total	$7,258,885	$3,774,501	$—	$11,033,386
Liabilities *
Long Total Return Swaps	$—	$396,187	$—	$396,187
Total	$—	$396,187	$—	$396,187

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$4,487,783	$—	$—	$4,487,783
Exchange Traded Fund	489,609	—	—	489,609
Long Total Return Swaps	—	286,801	—	286,801
U.S. Government Obligations	—	2,975,534	—	2,975,534
Short-Term Investments	734,725	—	—	734,725
Short Total Return Swaps	—	103,939	—	103,939
Total	$5,712,117	$3,366,274	$—	$9,078,391

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$46,629,362	$—	$—	$46,629,362
Short-Term Investments	161,530	—	—	161,530
Total	$46,790,892	$—	$—	$46,790,892

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statement of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statement of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with the Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. In times of severe market disruptions you could lose your entire investment.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2017 through September 30, 2019, or expected to be taken in the Funds’ September 30, 2020 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019), and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

For the year ended September 30, 2020, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$5,084,663
Counterpoint Tactical Equity Fund	$187,630
Counterpoint Long-Short Equity Fund	$131,064
Counterpoint Tactical Municipal Fund	$236,377

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2021, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares respectively, of the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the year ended September 30, 2020 the Advisor waived fees pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$123,337
Counterpoint Long-Short Equity Fund	$107,721
Counterpoint Tactical Municipal Fund	$123,507

As of September 30, 2020, the amount of expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2021	September 30, 2022	September 30, 2023	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$75,215	$78,070	$123,337	$276,622
Counterpoint Long-Short Equity Fund	$77,272	$87,088	$107,721	$272,081
Counterpoint Tactical Municipal Fund	$55,752	$126,450	$123,507	$305,709

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2020 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$176,125	$341,172
Counterpoint Tactical Equity Fund	$6,243	$9,084
Counterpoint Long-Short Equity Fund	$10,107	$108
Counterpoint Tactical Municipal Fund	$3,825	$3,273

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2020, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$63,304	$8,519
Counterpoint Tactical Equity Fund	$8,087	$1,087
Counterpoint Long-Short Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$1,021	$144

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,037,005,851	$866,745,046
Counterpoint Tactical Equity Fund	$26,655,475	$31,265,781
Counterpoint Long-Short Equity Fund	$20,409,917	$23,253,536
Counterpoint Tactical Municipal Fund	$51,980,979	$31,833,917

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2020.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized appreciation on credit default swaps	$25,139

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on total return swaps	$(271,302)

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$390,740

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Operations for the year ended September 30, 2020.

Counterpoint Tactical Income Fund

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$208,547	$—

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(6,724,975)	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swaptions Written	On Swaptions Written
Credit exposure contracts/Credit risk	$1,504,000	$—

		Change in Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$3,539,367	$101,178

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

Counterpoint Tactical Equity Fund

		Change in Unrealized
Contract type/	Realized Gain (loss)	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(524,987)	$77,470

Credit exposure contracts/Credit Risk	$52,484	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$63,610	$—

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Options Written	On Options Written
Equity Contracts/Equity Price Risk	$36,458	$—

		Change In Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(2,789,516)	$(578,945)

Counterpoint Long-Short Equity Fund

		Change In Unrealized
Contract type/	Realized Gain	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$125,075	$5,062

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(1,956)	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(1,769,594)	$215,811

The notional value of the derivative instruments outstanding as of September 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

During the year ended September 30, 2020, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2020 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$25,139	(1)	$—		$25,139	$—	$—		$25,139

Securities lending collateral	Securities Finance Trust Co.	$3,271,960	(1)	$—		$3,271,960		$3,271,960	(2)	$—
		$3,297,099		$—		$3,297,099	$—	$3,271,960		$25,139

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized depreciation on total return swaps	Goldman Sachs	$276,208	(1)	$(351,006	) (1)	$(74,798)	$—	$74,798	(2)	$—
Unrealized depreciation on total return swaps	JP Morgan	181,647	(1)	(378,151	) (1)	(196,504)	—	196,504	(2)	—
Securities lending collateral	Securities Finance Trust Co.	45,540		—		45,540	—	45,540	(2)	—
		$503,395		$(729,157)		$(225,762)	$—	$316,842		$—

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized appreciation on total return swaps	Goldman Sachs	$229,594	(1)	$(14,266	) (1)	$215,328	$—	$—		$215,328

Unrealized appreciation on total return swaps	JP Morgan	175,412	(1)	—		175,412	—	—		175,412

Securities lending collateral	Securities Finance Trust Co.	34,500	(1)			34,500		34,500	(2)	—
		$439,506		$(14,266)		$425,240	$—	$34,500		$390,740

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2020, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$486,820,906	$13,750,524	$(616,188)	$13,134,336
Counterpoint Tactical Equity Fund	$10,021,186	$793,372	$(177,359)	$616,013
Counterpoint Long-Short Equity Fund	$8,809,939	$405,687	$(137,235)	$268,452
Counterpoint Tactical Municipal Fund	$46,018,464	$772,428	$—	$772,428

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the periods ended September 30, 2020 and September 30, 2019 was as follows:

For the period ended September 30, 2020:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$9,012,915	$—	$—	$—	$9,012,915
Counterpoint Tactical Equity Fund	—	—	—	—	—
Counterpoint Long-Short Equity Fund	322,792	—	7	—	322,799
Counterpoint Tactical Municipal Fund	197,280	—	—	405,021	602,301

For the period ended September 30, 2019:

	Ordinary	Long-Term	Return	Tax-Exempt
Fund	Income	Capital Gains	of Capital	Income	Total
Counterpoint Tactical Income Fund	$12,171,054	$4,677,361	$—	$—	$16,848,415
Counterpoint Tactical Equity Fund	356	1,004,223	—	—	1,004,579
Counterpoint Long-Short Equity Fund	266,971	—	—	—	266,971
Counterpoint Tactical Municipal Fund	16,238	—	—	402,265	418,503

As of September 30, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Tax-Exempt Income	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$—	$371,135	$—	$—	$(5,212,490)	$—	13,134,336	$8,292,981
Counterpoint Tactical Equity Fund	—	—	—	(2,736,479)	(3,546,141)	(792)	616,013	(5,667,398)
Counterpoint Long-Short Equity Fund	—	—	—	(997,199)	(1,202,712)	—	268,452	(1,931,459)
Counterpoint Tactical Municipal Fund	—	35,384	409,534	—	—	—	772,428	1,217,346

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps contracts, adjustments for partnerships, REITs, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amounts listed under other book/tax differences for the Counterpoint Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year as follows:

Late Year
Fund	Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	274,141
Counterpoint Long-Short Equity Fund	650,985
Counterpoint Tactical Municipal Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	2,462,338
Counterpoint Long-Short Equity Fund	346,214
Counterpoint Tactical Municipal Fund	—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

At September 30, 2020, the Funds had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
		Long-		CLCF
Fund	Short-Term	Term	Total	Utilized
Counterpoint Tactical Income Fund	$5,212,490	$—	$5,212,490	$1,877,257
Counterpoint Tactical Equity Fund	2,920,918	625,223	3,546,140.50	—
Counterpoint Long-Short Equity Fund	1,202,712	—	1,202,712	14,820
Counterpoint Tactical Municipal Fund	—	—	—	140,159

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses and net operating losses resulted in reclassification for the period ended September 30, 2020 for the Funds as follows:

	Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	(668,217)	668,217
Counterpoint Long-Short Equity Fund	(51,905)	51,905
Counterpoint Tactical Municipal Fund	(12)	12

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Income Fund currently invests a portion of its assets in the BlackRock High Yield Bond Portfolio (the “BlackRock Portfolio”). The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the net assets invested in the BlackRock Portfolio was 46.3%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the American Century High-Yield Municipal Fund (the “American Century Fund”). The Fund may redeem its investment from the American Century Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the American Century Fund. The financial statements of the American Century Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the net assets invested in the American Century Fund was 30.7%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the Invesco Oppenheimer Rochester AMT-Free Municipal Fund (the “Invesco Fund”). The Fund may redeem its investment from the Invesco Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Invesco Fund. The financial statements of the Invesco Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the net assets invested in the Invesco Fund was 35.8%.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the PGIM Muni High Income Fund (the “PGIM Fund”). The Fund may redeem its investment from the PGIM Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the PGIM Fund. The financial statements of the PGIM Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the net assets invested in the PGIM Fund was 33.0%.

9.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), each Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agency Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2020:

		Overnight and
		Continuous
Counterpoint Tactical Income Fund	Fidelity Investments Money Market Funds - Government Portfolio	$3,271,960
Counterpoint Tactical Equity Fund	Fidelity Investments Money Market Funds - Government Portfolio	$45,540
Counterpoint Long Short Equity Fund	Fidelity Investments Money Market Funds - Government Portfolio	34,500

At September 30, 2020, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the Fidelity Investments Money Market Funds - Government Portfolio as shown in the Portfolio of Investments. Each Fund receives compensation relating to the lending of the its securities as reflected in the Statement of Operations.

The securities loaned are noted in the Portfolio of Investments. The fair value of the securities loaned for the Funds at September 30, 2020 were as follows.

Fair Value of
Securities Loaned
Counterpoint Tactical Income Fund	$3,212,858
Counterpoint Tactical Equity Fund	16,010
Counterpoint Long Short Equity Fund	13,514

The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested. As of September 30, 2020, the total collateral for securities loaned was as follows:

Collateral for
Securities Loaned
Counterpoint Tactical Income Fund	$3,271,960
Counterpoint Tactical Equity Fund	45,540
Counterpoint Long Short Equity Fund	34,500

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2020, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
LPL Financial	Counterpoint Tactical Income Fund	26.18%
TD Ameritrade	Counterpoint Tactical Equity Fund	44.41%
TD Ameritrade	Counterpoint Long-Short Equity Fund	55.95%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	35.70%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund,

Counterpoint Long-Short Equity Fund, and Counterpoint Tactical Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund, and Counterpoint Tactical Municipal Fund (hereafter collectively referred to as the Funds) , each a separate series of Northern Lights Fund Trust III, including the portfolio of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights as listed in the table below. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Financial Highlights
Counterpoint Tactical Income Fund	For the years ended September 30, 2020, 2019, 2018, 2017, and 2016.
Counterpoint Tactical Equity Fund	For the years ended September 30, 2020, 2019, 2018, 2017, and for the period November 30, 2015 (commencement of operations) to September 30, 2016.
Counterpoint Long-Short Equity Fund	For the years ended September 30, 2020, 2019 and for the period October 4, 2017 (commencement of operations) to September 30, 2018.
Counterpoint Tactical Municipal Fund	For the years ended September 30, 2020, 2019 and for the period June 11, 2018 (commencement of operations) to September 30, 2018.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2020, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 30, 2020

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid* During Period 4/1/20 – 9/30/20	Expense Ratio During* the Period 4/1/20 – 9/30/20
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,036.10	$9.01	1.77%
Class C	$1,000.00	$1,032.50	$12.80	2.52%
Class I	$1,000.00	$1,038.40	$7.75	1.52%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$895.70	$9.48	2.00%
Class C	$1,000.00	$892.00	$13.01	2.75%
Class I	$1,000.00	$896.80	$8.82	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$976.30	$9.88	2.00%
Class C	$1,000.00	$971.00	$13.55	2.75%
Class I	$1,000.00	$977.40	$8.65	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,025.80	$6.33	1.25%
Class C	$1,000.00	$1,022.20	$10.11	2.00%
Class I	$1,000.00	$1,027.00	$5.05	1.00%

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
September 30, 2020

Hypothetical (5% return before expenses)**	Beginning Account Value 4/1/20	Ending Account Value 9/30/20	Expenses Paid During Period 4/1/20 – 9/30/20	Expense Ratio During* the Period 4/1/20 – 9/30/20
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.15	$8.92	1.77%
Class C	$1,000.00	$1,012.40	$12.68	2.52%
Class I	$1,000.00	$1,017.40	$7.67	1.52%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,015.00	$10.08	2.00%
Class C	$1,000.00	$1,011.25	$13.83	2.75%
Class I	$1,000.00	$1,016.25	$8.82	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.75	$6.31	1.25%
Class C	$1,000.00	$1,015.00	$10.08	2.00%
Class I	$1,000.00	$1,020.00	$5.05	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2020

Renewal of Advisory Agreement – Counterpoint Long-Short Equity Fund, Counterpoint Tactical Equity Fund, Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund*

In connection with a meeting held on August 5, 2020, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Advisor and the Trust, with respect to Counterpoint Long-Short Equity Fund (“Counterpoint LS”), Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Tactical Income Fund (“Counterpoint TI) and Counterpoint Tactical Municipal Fund (“Counterpoint TM” and collectively, the “Counterpoint Funds”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Counterpoint Funds and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Advisor’s investment personnel had a wide range of experience with portfolio management, compliance, research and marketing. The Board discussed that the Advisor used technology to analyze historical market data to create and manage proprietary quantitative models that directed portfolio risk exposures but retained discretion to adjust exposures based on market dynamics. The Board observed that the Advisor continuously enhanced its models with timely research, incorporating new data from academia and internal studies. The Board remarked that the Advisor had programmed each Counterpoint Fund’s investment limitations into the models. The Board recognized that the Advisor used a checklist to evaluate the Counterpoint Funds’ portfolios daily and used Bloomberg AIM to automate trade compliance functions. The Board observed that risk management principles informed the Advisor’s security selection. The Board noted that the Advisor represented that it had no regulatory, compliance or litigation issues since the investment advisory agreement was last renewed and that it selected broker-dealers on the basis of best execution and lowest trading costs. The Board concluded that the advisor could be expected to continue to provide satisfactory service to the Counterpoint Funds and their respective shareholders.

Performance.

Counterpoint LS—The Board noted that Counterpoint LS underperformed its peer group, and Morningstar category over the 1-year and since-inception periods with the Advisor attributing its negative returns to market volatility. The Board remarked that Counterpoint LS was successful in minimizing risk and was in the top quartile among its peers and Morningstar category for standard deviation. The Board discussed that Counterpoint LS’s static exposure to the S&P 500 contributed to performance, but that its exposure to value stocks and the outperformance of low-quality, high volatility names in the short portion of the portfolio explained Counterpoint’s net losses. The Board recognized that in its less than three-year history, Counterpoint LS had gone through two unprecedented market upheavals. The Board concluded that the Advisor’s low volatility management style could prove to be a benefit over the long-term. The Board determined that the Advisor should continue managing Counterpoint LS’s strategy over a full market cycle.

Counterpoint TE—The Board noted that Counterpoint TE was a 2-star Morningstar rated fund that underperformed its peer group, Morningstar category and the S&P 500 MidCap 400 TR Index across all periods. The Board recognized that Counterpoint TE had gone through two unprecedented market upheavals. The Board recognized that Counterpoint TE was designed to underperform in volatile markets but could avoid deep drawdowns from bear markets. The Board discussed that Counterpoint TE’s recent drawdown was less than half of the S&P 500 MidCap 400 TR Index’s drawdown. It recalled that Counterpoint TE’s systematic tactical equity model did not react in time to catch the market upswings. The Board concluded that the Advisor’s low volatility management style could prove to be a benefit over the

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2020

long-term. The Board determined that the Advisor should continue managing Counterpoint TE’s strategy over a full market cycle.

Counterpoint TI—The Board discussed that Counterpoint TI had earned a five-star Morningstar rating and outperformed its peer group’s and Morningstar category’s medians across all periods and outperformed its benchmark over the 5-year and since inception periods. The Board recognized that Counterpoint TI had consistently produced reasonable returns with low volatility. Although past performance is no guarantee of future results, the Board concluded that the Advisor could be expected to provide reasonable returns to Counterpoint TI and its shareholders.

Counterpoint TM—The Board acknowledged that Counterpoint TM had outperformed its benchmark, peer group and Morningstar category over the 1-year and since inception periods. The Board noted that the Advisor explained that Counterpoint TM’s signals directed Counterpoint TM to exit high-yield municipal bonds just before the market crisis. The Board recognized that Counterpoint TM had shown potential to produce consistent reasonable returns. Although past performance is no guarantee of future results, the Board concluded that the Advisor could be expected to provide reasonable returns to Counterpoint TM and its shareholders.

Fees and Expenses.

Counterpoint LS—The Board observed that the Advisor’s 1.25% advisory fee for Counterpoint LS was equal to its peer group’s median and its Morningstar category’s median and average. The Board commented that the 1.75% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board noted that the Advisor explained that Counterpoint LS’s expenses were higher than its peer group because of its smaller size. Given these considerations, the Board concluded that the advisory fee for Counterpoint LS was not unreasonable.

Counterpoint TE—The Board remarked that the Advisor’s 1.25% advisory fee for Counterpoint TE was equal to its peer group’s median and its Morningstar category’s median and on par with the peer group’s and Morningstar category’s averages. The Board commented that the 1.76% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board noted that the Advisor explained that Counterpoint TE’s expenses were higher than its peer group because of its smaller size. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board discussed that the Advisor’s 1.25% advisory fee for Counterpoint TI was the high of its peer group, but below the high of its Morningstar category. The Board noted that the 1.54% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board remarked that the Advisor believed its fee was justified because Counterpoint TI’s investment strategy offered higher Sharpe ratio potential than its peers and avoided the heavy use of exchange traded funds and derivatives relied on by its competitors. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM—The Board noted that the Advisor’s 0.70% advisory fee for Counterpoint TM was lower than the average and median of its 7-fund peer group and the Morningstar category high. The Board commented that its 1.00% net expense ratio was lower than the peer group average and median and the Morningstar category high. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board reviewed the size of each Counterpoint Fund and its prospects for growth and agreed that it did not appear that the Advisor had achieved meaningful economies in managing any of the Counterpoint Funds that would necessitate the establishment of breakpoints. The Board remarked that the Advisor was willing to discuss the implementation of breakpoints as the Advisor

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2020

achieved material economies of scale as the assets of each or any Counterpoint Fund grew. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability. The Board reviewed the Advisor’s profitability analyses in connection with its management of each of the Counterpoint Funds and noted that the Advisor had realized a reasonable profit from its relationship with each of the Counterpoint Funds. The Board concluded that the Advisor’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees for the Counterpoint Funds were not unreasonable and that renewal of the Advisory Agreement was in the best interests of each Counterpoint Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Counterpoint Funds.

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2020

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. The address of each Trustee and officer is 4221 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust,(since 1986); University of Utah Research Foundation (April 2000 to May 2018); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa)(October 2009 to June 2014).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch,Pierce, Fenner & Smith,Inc. (1975-2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15); AICPA Auditing Standards Board Member (2009-2012). Former Academic Fellow, United States Securities and Exchange Commission (2005-2006).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); PS Technology, Inc. (2010-2013).

*	As of September 30, 2020, the Trust was comprised of 34 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and CP High Yield Trend ETF. The Funds in the Fund Complex do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/20-NLFT III-v2

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2020

Officers of the Trust

Name, Address, Year of Birth	Position Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 1983	President	Since August 2017, indefinite	Senior Vice President and Senior Managing Counsel, Gemini Fund Services, LLC, (since 2020); Senior Vice President Legal Administration, Gemini Fund Services, LLC (2017-2020); Vice President and Counsel (2016-2017) and AVP and Staff Attorney (2012-2016).
Brian Curley 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008-2012); Senior Associate of Fund Administration, Morgan Stanley (1999-2008).
Eric Kane 1981	Secretary	Since November 2013, indefinite	Vice President and Managing Counsel, Gemini Fund Services, LLC (since 2020); Vice President and Counsel, Gemini Fund Services, LLC (2017-2020), Assistant Vice President, Gemini Fund Services, LLC (2014- 2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014), Law Clerk, Gemini Fund Services, LLC (2009-2013), Legal Intern, NASDAQ OMX (2011), Hedge Fund Administrator, Gemini Fund Services, LLC (2008), Mutual Fund Accountant/Corporate Action Specialist, Gemini Fund Services, LLC (2006-2008).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009-2011); Assistant Director, FINRA (2000-2009).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/20-NLFT III-v2

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-844-273-8637 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-273-8637.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        The Code of Ethics is not posted on Registrant’ website.

(f)        A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2019	2020
	Counterpoint Tactical Income Fund	$14,850	$15,500
	Counterpoint Tactical Equity Fund	$14,850	$15,500
	Counterpoint Long-Short Equity Fund	$14,850	$15,500
	Counterpoint Tactical Municipal Fund	$14,850	$15,500

(b)	Audit-Related Fees	2019	2020
	Counterpoint Tactical Income Fund	$0	$0
	Counterpoint Tactical Equity Fund	$0	$0
	Counterpoint Long-Short Equity Fund	$0	$0
	Counterpoint Tactical Municipal Fund	$0	$0

(c)	Tax Fees	2019	2020
	Counterpoint Tactical Income Fund	$3,300	$3,400
	Counterpoint Tactical Equity Fund	$3,300	$3,400
	Counterpoint Long-Short Equity Fund	$3,300	$3,400
	Counterpoint Tactical Municipal Fund	$3,300	$3,400

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	2019	2020
Counterpoint Tactical Income Fund	$0	$0
Counterpoint Tactical Equity Fund	$0	$0
Counterpoint Long-Short Equity Fund	$0	$0
Counterpoint Tactical Municipal Fund	$0	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentages of Services Approved by the Audit Committee

Counterpoint Tactical Income Fund

	2019	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Counterpoint Tactical Equity Fund

	2019	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Counterpoint Long-Short Equity Fund

	2019	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Counterpoint Tactical Municipal Fund

	2019	2020
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2019	2020
Counterpoint Tactical Income Fund	$3,300	$3,400
Counterpoint Tactical Equity Fund	$3,300	$3,400
Counterpoint Long-Short Equity Fund	$3,300	$3,400
Counterpoint Tactical Municipal Fund	$3,300	$3,400

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/7/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/7/20

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/7/20